Investment and Mortgage-Backed Securities, Held to Maturity	9 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Held to Maturity
Investment and Mortgage-Backed Securities, Held to Maturity

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities held to maturity are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$7,996,378	$123,702	$21,160	$8,098,920
Federal Farm Credit Bank ("FFCB") Securities	6,796,255	2,070	23,727	6,774,598
FNMA and FHLMC Bonds	4,019,931	29,029	4,560	4,044,400
SBA Bonds	5,865,767	315,841	6,139	6,175,469
Mortgage-Backed Securities	51,238,931	3,280,100	95,532	54,423,499
Equity Securities	155,000	—	—	155,000
	$76,072,262	$3,750,742	$151,118	$79,671,886
(3)         Investment and Mortgage-Backed Securities, Held to Maturity, Continued

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$11,554,627	$221,726	$13,517	$11,762,836
FFCB Securities	1,999,516	6,534	23,410	1,982,640
FNMA and FHLMC Bonds	6,983,004	19,863	49,147	6,953,720
SBA Bonds	3,251,151	305,430	—	3,556,581
Mortgage-Backed Securities	43,732,912	1,822,180	—	45,555,092
Equity Securities	155,000	—	—	155,000
	$67,676,210	$2,375,733	$86,074	$69,965,869

FHLB securities, FFCB securities, and FNMA and FHLMC bonds and FNMA and FHLMC mortgage-backed securities are issued by GSEs.  Included in the tables above and below in mortgage-backed securities are GNMA mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At December 31, 2012 and March 31, 2012, the Bank held an amortized cost and fair value of $47.2 million and $50.4 million, respectively, and $42.2 million and $43.9 million, respectively, in GNMA mortgage-backed securities included in mortgage-backed securities listed above. All mortgage-backed securities above are either GSEs or GNMA mortgage-backed securities. The Company has not invested in any private label mortgage-backed securities.

The amortized cost and fair value of investment and mortgage-backed securities held to maturity at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities resulting from call features on certain investments.

	Amortized Cost	Fair Value
Less Than One Year	$3,000,000	$3,080,130
One – Five Years	395,997	407,914
Over Five – Ten Years	10,080,844	10,074,313
More Than Ten Years	11,356,490	11,686,030
Mortgage-Backed Securities	51,238,931	54,423,499
	$76,072,262	$79,671,886

At December 31, 2012 and March 31, 2012, the amortized cost and fair value of investment and mortgage-backed securities held to maturity pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $12.2 million and $12.8 million, respectively, and $11.6 million and $12.1 million, respectively.

(3)         Investment and Mortgage-Backed Securities, Held to Maturity, Continued

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$1,978,840	$21,160	$—	$—	$1,978,840	$21,160
FFCB Securities	5,772,528	23,727	—	—	5,772,528	23,727
FNMA And FHLMC Bonds	1,021,910	4,560	—	—	1,021,910	4,560
SBA Bonds	3,249,478	6,139	—	—	3,249,478	6,139
Mortgage-Backed Securities	7,659,461	95,532	—	—	7,659,461	95,532
	$19,682,217	$151,118	$—	$—	$19,682,217	$151,118

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$4,532,636	$13,517	$—	$—	$4,532,636	$13,517
FFCB Securities	976,590	23,410	—	—	976,590	23,410
FNMA And FHLMC Bonds	4,939,150	49,147	—	—	4,939,150	49,147
	$10,448,376	$86,074	$—	$—	$10,448,376	$86,074

The Company’s held-to-maturity portfolio is recorded at amortized cost.  The Company has the ability and intends to hold these securities to maturity. There were no sales of securities held to maturity during the nine months ended December 31, 2012 or the years ended March 31, 2012 and 2011.